UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08921

CREDIT SUISSE LARGE CAP BLEND FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Large Cap Blend Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2011 to June 30, 2011

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2011
(unaudited)

■  CREDIT SUISSE
LARGE CAP BLEND FUND, INC.

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.25% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of June 30, 2011; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Large Cap Blend Fund, Inc.
Semiannual Investment Adviser's Report
June 30, 2011 (unaudited)

July 20, 2011

Dear Shareholder:

Performance Summary
01/01/11 – 6/30/11

Fund & Benchmark	Performance
Common[1]	8.38%
Class A1,2	8.24%
Class B1,2	7.85%
Class C1,2	7.88%
S&P 500 Index[3]	6.02%

Performance for the Fund's Class A, Class B and Class C Shares is shown without including the effect of the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: Positive performance despite global events

The six-month period ended June 30, 2011, was a positive one for equities as central banking stimulus policies in the United States and Europe combined with encouraging economic data and growth to ease investor concerns of a double-dip recession. Stock prices also received a boost as a result of these developments. Additionally, the global markets received injections of liquidity from the Federal Reserve's anti-deflationary policy of implementing multiple quantitative easing measures and the cooperative action of G7 nations to stabilize the yen.

The S&P 500 Index — led by the healthcare sector — finished the period up 6.02%, while the Dow Jones Industrial Average gained 7.30%. In international markets, the MSCI World Index Net Dividends registered a 5.28% gain, while the Nikkei Index Total Return finished 3.02% lower.

At the end of June, the target U.S. Federal Funds rate was being maintained at 0.00%-0.25%, and the discount rate was 0.75%. The Conference Board Consumer Confidence Index experienced a slight decline and now stands at 58.50 (1985 = 100), down from a revised 63.40 in December.

Strategic Review and Outlook: Fundamentals increase in importance

For the six-month period ended June 30, 2011, the Fund outperformed the benchmark. Stock selection and sector weighting in consumer staples, financials and healthcare contributed positively to performance. Conversely, information technology and utilities detracted from performance due to a combination of stock selection and sector weighting.

Credit Suisse Large Cap Blend Fund, Inc.
Semiannual Investment Adviser's Report (continued)
June 30, 2011 (unaudited)

In our opinion, company specific fundamentals are becoming increasingly important as the business cycle continues to strengthen. Additionally, although many macroeconomic risks have diminished over the past two years, there are still significant events on the horizon that could impact investors — including sovereign credit risk and the rebuilding of Japan's infrastructure.

Credit Suisse Quantitative Equities Group

Mika Toikka
Timothy Schwider

The value of investments generally will fluctuate in response to market movements.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

On June 30, 2011, the Fund's Board of Directors approved the reorganization of the Fund into a fund advised by Aberdeen Asset Management Inc. (the "Reorganization"). Pursuant to the proposed Reorganization, all of the assets and liabilities of the Fund would be transferred to Aberdeen U.S. Equity I Fund, a series of Aberdeen Funds (the "Acquiring Fund"), in exchange for shares of the Acquiring Fund. The Reorganization is subject to the completion of certain conditions including the approval of the Fund's shareholders. Proxy materials describing the Reorganization will be mailed to shareholders in anticipation of a special meeting of shareholders to be held at a later date. If the Reorganization is completed, each shareholder of the Fund would become a shareholder of the Acquiring Fund and would receive on a tax-free basis shares of the Acquiring Fund with the same aggregate net asset value as their shares of the Fund.

Credit Suisse Large Cap Blend Fund, Inc.
Semiannual Investment Adviser's Report (continued)
June 30, 2011 (unaudited)

Average Annual Returns as of June 30, 20111

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	30.17%	3.23%	0.81%	3.28%	10/30/98
Class A Without Sales Charge	29.93%	3.19%	—	1.15%	07/31/01
Class A With Maximum Sales Charge	22.51%	1.97%	—	0.55%	07/31/01
Class B Without CDSC	29.05%	2.43%	—	0.39%	07/31/01
Class B With CDSC	25.05%	2.43%	—	0.39%	07/31/01
Class C Without CDSC	29.15%	2.45%	—	0.37%	07/31/01
Class C With CDSC	28.15%	2.45%	—	0.37%	07/31/01

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 0.94% for Common Class shares, 1.19% for Class A shares, 1.93% for Class B shares and 1.94% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.94% for Common Class shares, 1.18% for Class A shares, 1.93% for Class B shares and 1.94% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was 2.05%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was 3.85%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 6.88%.

3  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

Credit Suisse Large Cap Blend Fund, Inc.
Semiannual Investment Adviser's Report (continued)
June 30, 2011 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2011.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Large Cap Blend Fund, Inc.
Semiannual Investment Adviser's Report (continued)
June 30, 2011 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2011

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 1/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/11	$1,083.80	$1,082.40	$1,078.50	$1,078.80
Expenses Paid per $1,000*	$4.86	$6.09	$9.95	$10.00
Hypothetical 5% Fund Return
Beginning Account Value 1/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/11	$1,020.13	$1,018.94	$1,015.22	$1,015.17
Expenses Paid per $1,000*	$4.71	$5.91	$9.64	$9.69
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	0.94%	1.18%	1.93%	1.94%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Large Cap Blend Fund, Inc.
Semiannual Investment Adviser's Report (continued)
June 30, 2011 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments
June 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS (99.5%)
Aerospace & Defense (2.5%)
Goodrich Corp.	800	$76,400
Honeywell International, Inc.	5,800	345,622
Huntington Ingalls Industries, Inc.*	366	12,627
ITT Corp.	1,300	76,609
L-3 Communications Holdings, Inc.	13,800	1,206,810
Lockheed Martin Corp.	8,100	655,857
Northrop Grumman Corp.	6,800	471,580
Precision Castparts Corp.	1,100	181,115
Raytheon Co.	2,500	124,625
Rockwell Collins, Inc.	1,100	67,859
The Boeing Co.	57,500	4,250,975
United Technologies Corp.	10,400	920,504
		8,390,583
Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	1,200	94,608
Expeditors International of Washington, Inc.	1,500	76,785
FedEx Corp.	2,300	218,155
United Parcel Service, Inc. Class B	23,300	1,699,269
		2,088,817
Airlines (0.1%)
Delta Air Lines, Inc.*	10,400	95,368
Southwest Airlines Co.	10,112	115,479
		210,847
Auto Components (0.2%)
Johnson Controls, Inc.	14,900	620,734
The Goodyear Tire & Rubber Co.*	1,600	26,832
		647,566
Automobiles (0.6%)
Ford Motor Co.*	143,000	1,971,970
Harley-Davidson, Inc.	1,800	73,746
		2,045,716
Beverages (3.2%)
Brown-Forman Corp. Class B	2,900	216,601
Coca-Cola Enterprises, Inc.	2,300	67,114
Constellation Brands, Inc. Class A*	1,200	24,984
Dr. Pepper Snapple Group, Inc.	20,200	846,986
Molson Coors Brewing Co. Class B	1,000	44,740
PepsiCo, Inc.	10,888	766,842
The Coca-Cola Co.	126,100	8,485,269
		10,452,536

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Biotechnology (1.0%)
Amgen, Inc.*	23,208	$1,354,187
Biogen Idec, Inc.*	7,700	823,284
Celgene Corp.*	3,250	196,040
Cephalon, Inc.*§	4,239	338,696
Gilead Sciences, Inc.*	13,800	571,458
		3,283,665
Building Products (0.0%)
Masco Corp.§	2,500	30,075
Capital Markets (1.9%)
Ameriprise Financial, Inc.	15,000	865,200
BlackRock, Inc.	700	134,267
E*Trade Financial Corp.*	1,300	17,940
Federated Investors, Inc. Class B§	2,800	66,752
Franklin Resources, Inc.	4,100	538,289
Invesco, Ltd.	3,100	72,540
Janus Capital Group, Inc.	1,200	11,328
Legg Mason, Inc.	1,300	42,588
Morgan Stanley	39,200	901,992
Northern Trust Corp.	3,600	165,456
Raymond James Financial, Inc.	6,400	205,760
State Street Corp.	14,200	640,278
T. Rowe Price Group, Inc.	2,000	120,680
The Bank of New York Mellon Corp.	34,500	883,890
The Charles Schwab Corp.	6,700	110,215
The Goldman Sachs Group, Inc.	11,750	1,563,807
		6,340,982
Chemicals (4.1%)
Air Products & Chemicals, Inc.	1,500	143,370
Airgas, Inc.	500	35,020
CF Industries Holdings, Inc.	500	70,835
E.I. Du Pont de Nemours & Co.	120,400	6,507,620
Eastman Chemical Co.	550	56,139
Ecolab, Inc.	1,700	95,846
FMC Corp.	400	34,408
International Flavors & Fragrances, Inc.	856	54,989
Lubrizol Corp.	30,753	4,129,205
Monsanto Co.	11,700	848,718
PPG Industries, Inc.	8,600	780,794
Praxair, Inc.	2,200	238,458
Sigma-Aldrich Corp.	900	66,042
The Dow Chemical Co.	8,200	295,200
The Sherwin-Williams Co.	600	50,322
		13,406,966

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Commercial Banks (2.6%)
BB&T Corp.	7,200	$193,248
Comerica, Inc.	1,400	48,398
Commerce Bancshares, Inc.	2,219	95,417
Fifth Third Bancorp	20,300	258,825
First Horizon National Corp.	1,800	17,172
Huntington Bancshares, Inc.	9,500	62,320
KeyCorp	27,100	225,743
M&T Bank Corp.	9,800	861,910
PNC Financial Services Group, Inc.	25,700	1,531,977
Regions Financial Corp.	21,300	132,060
SunTrust Banks, Inc.	3,900	100,620
Synovus Financial Corp.§	47,600	99,008
U.S. Bancorp	49,400	1,260,194
Wells Fargo & Co.	127,200	3,569,232
Zions Bancorporation	1,200	28,812
		8,484,936
Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	700	27,041
Cintas Corp.§	800	26,424
Iron Mountain, Inc.	1,300	44,317
Pitney Bowes, Inc.	1,400	32,186
R. R. Donnelley & Sons Co.§	1,400	27,454
Republic Services, Inc.	1,900	58,615
Stericycle, Inc.*	600	53,472
Waste Management, Inc.§	3,400	126,718
		396,227
Communications Equipment (1.6%)
ADTRAN, Inc.	12,000	464,520
Cisco Systems, Inc.	138,700	2,165,107
F5 Networks, Inc.*	500	55,125
Harris Corp.	1,100	49,566
JDS Uniphase Corp.*	1,800	29,988
Juniper Networks, Inc.*	3,800	119,700
Motorola Mobility Holdings, Inc.*	2,337	51,507
Motorola Solutions, Inc.*	2,371	109,161
QUALCOMM, Inc.	41,500	2,356,785
Unity Wireless Corp.*	712,201	499
		5,401,958
Computers & Peripherals (3.6%)
Apple, Inc.*	31,000	10,405,770
Dell, Inc.*	12,000	200,040
EMC Corp.*	20,400	562,020
Hewlett-Packard Co.	15,100	549,640
Lexmark International, Inc. Class A*	500	14,630
NetApp, Inc.*	2,600	137,228
SanDisk Corp.*	1,800	74,700

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Computers & Peripherals
Western Digital Corp.*	1,699	$61,810
		12,005,838
Construction & Engineering (0.0%)
Fluor Corp.	1,269	82,054
Jacobs Engineering Group, Inc.*	800	34,600
Quanta Services, Inc.*	1,500	30,300
		146,954
Construction Materials (0.0%)
Vulcan Materials Co.§	1,100	42,383
Consumer Finance (1.0%)
American Express Co.	22,500	1,163,250
Capital One Financial Corp.	35,327	1,825,346
Discover Financial Services	4,000	107,000
SLM Corp.	3,400	57,154
		3,152,750
Containers & Packaging (0.6%)
Ball Corp.	1,200	46,152
Bemis Co., Inc.	700	23,646
Owens-Illinois, Inc.*	1,100	28,391
Sealed Air Corp.	79,700	1,896,063
		1,994,252
Distributors (0.0%)
Genuine Parts Co.	1,300	70,720
Diversified Consumer Services (0.0%)
H&R Block, Inc.	2,200	35,288
Diversified Financial Services (4.1%)
Bank of America Corp.	252,894	2,771,718
Citigroup, Inc.	82,660	3,441,963
CME Group, Inc.	1,100	320,749
IntercontinentalExchange, Inc.*	500	62,355
JPMorgan Chase & Co.	109,600	4,487,024
Leucadia National Corp.	1,300	44,330
Moody's Corp.§	24,400	935,740
NYSE Euronext	2,100	71,967
The NASDAQ OMX Group, Inc.*	57,900	1,464,870
		13,600,716
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	127,600	4,007,916
CenturyTel, Inc.	4,219	170,574
Frontier Communications Corp.§	7,892	63,689
Verizon Communications, Inc.	126,000	4,690,980
Windstream Corp.	3,300	42,768
		8,975,927

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Electric Utilities (1.1%)
American Electric Power Co., Inc.	13,300	$501,144
Duke Energy Corp.	10,500	197,715
Edison International	2,500	96,875
Entergy Corp.	1,400	95,592
Exelon Corp.	17,300	741,132
FirstEnergy Corp.	12,100	534,215
NextEra Energy, Inc.	3,200	183,872
Pepco Holdings, Inc.§	1,500	29,445
Pinnacle West Capital Corp.	700	31,206
PPL Corp.	4,000	111,320
Progress Energy, Inc.	1,900	91,219
Southern Co.	23,900	965,082
		3,578,817
Electrical Equipment (0.8%)
Emerson Electric Co.	21,000	1,181,250
Rockwell Automation, Inc.	15,800	1,370,808
Roper Industries, Inc.§	700	58,310
		2,610,368
Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp. Class A	1,300	70,187
Corning, Inc.	11,200	203,280
FLIR Systems, Inc.	1,000	33,710
Jabil Circuit, Inc.	1,400	28,280
Molex, Inc.§	900	23,193
		358,650
Energy Equipment & Services (2.2%)
Baker Hughes, Inc.	19,080	1,384,445
Cameron International Corp.*	1,700	85,493
Diamond Offshore Drilling, Inc.	600	42,246
FMC Technologies, Inc.*	1,600	71,664
Halliburton Co.	6,100	311,100
Helmerich & Payne, Inc.	800	52,896
Nabors Industries, Ltd.*	2,100	51,744
National-Oilwell Varco, Inc.	2,800	218,988
Noble Corp.	7,200	283,752
Rowan Cos., Inc.*	900	34,929
Schlumberger, Ltd.	52,653	4,549,219
		7,086,476
Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	12,200	991,128
CVS Caremark Corp.	11,400	428,412
Safeway, Inc.	2,621	61,253
SUPERVALU, Inc.§	5,900	55,519
Sysco Corp.	4,100	127,838
The Kroger Co.	18,600	461,280

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Food & Staples Retailing
Wal-Mart Stores, Inc.	48,600	$2,582,604
Walgreen Co.	77,800	3,303,388
Whole Foods Market, Inc.	1,000	63,450
		8,074,872
Food Products (1.5%)
Archer-Daniels-Midland Co.	6,960	209,844
Campbell Soup Co.	1,300	44,915
ConAgra Foods, Inc.	2,900	74,849
General Mills, Inc.	4,500	167,490
H.J. Heinz Co.	55,870	2,976,754
Hormel Foods Corp.	800	23,848
Kellogg Co.	1,800	99,576
Kraft Foods, Inc. Class A	18,900	665,847
McCormick & Co., Inc.	900	44,613
Mead Johnson Nutrition Co.	1,503	101,528
Sara Lee Corp.	4,400	83,556
The Hershey Co.	1,310	74,473
The J.M. Smucker Co.	900	68,796
Tyson Foods, Inc. Class A	20,100	390,342
		5,026,431
Gas Utilities (0.1%)
Atmos Energy Corp.	5,000	166,250
Nicor, Inc.	300	16,422
ONEOK, Inc.	1,000	74,010
		256,682
Health Care Equipment & Supplies (1.3%)
Baxter International, Inc.	16,400	978,916
Becton, Dickinson and Co.	1,600	137,872
Boston Scientific Corp.*	19,835	137,060
CareFusion Corp.*	1,500	40,755
Covidien PLC	3,500	186,305
CR Bard, Inc.	14,300	1,570,998
DENTSPLY International, Inc.	900	34,272
Intuitive Surgical, Inc.*	200	74,422
Medtronic, Inc.	7,565	291,479
St. Jude Medical, Inc.	2,500	119,200
Stryker Corp.	2,400	140,856
The Cooper Cos., Inc.	5,500	435,820
Varian Medical Systems, Inc.*	900	63,018
Zimmer Holdings, Inc.*	1,400	88,480
		4,299,453
Health Care Providers & Services (2.1%)
Aetna, Inc.	2,800	123,452
AmerisourceBergen Corp.	2,100	86,940
Cardinal Health, Inc.	2,700	122,634

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Health Care Providers & Services
CIGNA Corp.	2,200	$113,146
Coventry Health Care, Inc.*	1,000	36,470
DaVita, Inc.*	700	60,627
Express Scripts, Inc.*	17,500	944,650
Humana, Inc.	9,900	797,346
Laboratory Corp. of America Holdings*	800	77,432
McKesson Corp.	1,800	150,570
Medco Health Solutions, Inc.*	25,600	1,446,912
Patterson Cos., Inc.	600	19,734
Quest Diagnostics, Inc.	1,100	65,010
Tenet Healthcare Corp.*	3,300	20,592
UnitedHealth Group, Inc.	39,900	2,058,042
WellPoint, Inc.	10,728	845,045
		6,968,602
Health Care Technology (0.0%)
Cerner Corp.*§	1,000	61,110
Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	3,100	116,653
Darden Restaurants, Inc.	921	45,829
International Game Technology	2,100	36,918
Marriott International, Inc. Class A	2,100	74,529
McDonald's Corp.	42,750	3,604,680
Starbucks Corp.	21,200	837,188
Starwood Hotels & Resorts Worldwide, Inc.	1,400	78,456
Wyndham Worldwide Corp.	1,100	37,015
Wynn Resorts, Ltd.	500	71,770
Yum! Brands, Inc.*	3,300	182,292
		5,085,330
Household Durables (0.7%)
D.R. Horton, Inc.	2,000	23,040
Fortune Brands, Inc.	900	57,393
Harman International Industries, Inc.	18,200	829,374
Leggett & Platt, Inc.	1,000	24,380
Lennar Corp. Class A	1,100	19,965
Newell Rubbermaid, Inc.	2,000	31,560
Pulte Group, Inc.*§	2,400	18,384
Whirlpool Corp.	14,200	1,154,744
		2,158,840
Household Products (0.8%)
Clorox Co.	2,266	152,819
Colgate-Palmolive Co.	3,600	314,676
Kimberly-Clark Corp.	14,900	991,744
The Procter & Gamble Co.	19,900	1,265,043
		2,724,282

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Independent Power Producers & Energy Traders (0.0%)
Constellation Energy Group, Inc.	1,500	$56,940
NRG Energy, Inc.*	1,700	41,786
The AES Corp.*	4,100	52,234
		150,960
Industrial Conglomerates (2.3%)
3M Co.	19,900	1,887,515
General Electric Co.	284,000	5,356,240
Tyco International, Ltd.	3,327	164,454
		7,408,209
Insurance (5.2%)
ACE, Ltd.	9,400	618,708
Aflac, Inc.	14,700	686,196
American International Group, Inc.*	4,100	120,212
AON Corp.	22,700	1,164,510
Berkshire Hathaway, Inc. Class B*	43,698	3,381,788
Chubb Corp.	35,700	2,235,177
Cincinnati Financial Corp.§	1,100	32,098
First American Financial Corp.§	7,100	111,115
Hartford Financial Services Group, Inc.	3,500	92,295
Lincoln National Corp.	2,200	62,678
Loews Corp.	2,426	102,111
Marsh & McLennan Cos., Inc.	72,000	2,245,680
MetLife, Inc.	30,200	1,324,874
Principal Financial Group, Inc.	2,600	79,092
Prudential Financial, Inc.	13,500	858,465
The Allstate Corp.	9,400	286,982
The Progressive Corp.	5,400	115,452
The Travelers Cos., Inc.	40,300	2,352,714
Torchmark Corp.	13,100	840,234
Unum Group	3,400	86,632
XL Group PLC	11,300	248,374
		17,045,387
Internet & Catalog Retail (1.6%)
Amazon.com, Inc.*	16,200	3,312,738
Expedia, Inc.§	54,000	1,565,460
NetFlix, Inc.*	1,200	315,228
priceline.com, Inc.*	300	153,579
		5,347,005
Internet Software & Services (3.1%)
Akamai Technologies, Inc.*	1,300	40,911
eBay, Inc.*	68,200	2,200,814
Google, Inc. Class A*	12,500	6,329,750
Monster Worldwide, Inc.*§	900	13,194
VeriSign, Inc.	40,800	1,365,168

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Internet Software & Services
Yahoo!, Inc.*	22,400	$336,896
		10,286,733
IT Services (2.5%)
Automatic Data Processing, Inc.	14,000	737,520
Cognizant Technology Solutions Corp. Class A*	2,300	168,682
Computer Sciences Corp.	1,100	41,756
Fidelity National Information Services, Inc.	1,700	52,343
Fiserv, Inc.*	1,000	62,630
International Business Machines Corp.	28,450	4,880,597
Mastercard, Inc. Class A	2,600	783,484
Paychex, Inc.	2,400	73,728
SAIC, Inc.*	2,000	33,640
Teradata Corp.*	1,100	66,220
The Western Union Co.	5,000	100,150
Total System Services, Inc.	1,100	20,438
Visa, Inc. Class A	15,300	1,289,178
		8,310,366
Leisure Equipment & Products (0.0%)
Hasbro, Inc.	900	39,537
Mattel, Inc.	2,100	57,729
		97,266
Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.*	77,000	3,935,470
Life Technologies Corp.*	6,275	326,739
PerkinElmer, Inc.	800	21,528
Thermo Fisher Scientific, Inc.*	3,100	199,609
Waters Corp.*	600	57,444
		4,540,790
Machinery (3.6%)
AGCO Corp.*	20,900	1,031,624
Caterpillar, Inc.	31,800	3,385,428
Cummins, Inc.	1,400	144,886
Danaher Corp.	4,000	211,960
Deere & Co.	14,200	1,170,790
Dover Corp.	56,000	3,796,800
Eaton Corp.	2,400	123,480
Flowserve Corp.	400	43,956
Illinois Tool Works, Inc.	3,600	203,364
Ingersoll-Rand PLC	2,300	104,443
Joy Global, Inc.	10,300	980,972
PACCAR, Inc.	2,600	132,834
Pall Corp.	700	39,361
Parker Hannifin Corp.	4,500	403,830
Snap-on, Inc.	400	24,992

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Machinery
Stanley Black & Decker, Inc.	1,210	$87,180
		11,885,900
Media (3.3%)
Cablevision Systems Corp. Group A	1,600	57,936
CBS Corp. Class B	5,400	153,846
Comcast Corp. Class A	52,600	1,332,884
DIRECTV Class A*	25,200	1,280,664
Discovery Communications, Inc. Class A*	2,100	86,016
Gannett Co., Inc.	1,700	24,344
News Corp. Class A	65,400	1,157,580
Omnicom Group, Inc.	37,900	1,825,264
Scripps Networks Interactive, Inc. Class A	600	29,328
The Interpublic Group of Cos., Inc.	5,600	70,000
The McGraw-Hill Cos., Inc.	2,173	91,070
The Walt Disney Co.	43,049	1,680,633
The Washington Post Co. Class B§	203	85,047
Time Warner Cable, Inc.	22,300	1,740,292
Time Warner, Inc.	30,400	1,105,648
Viacom, Inc. Class B	4,400	224,400
		10,944,952
Metals & Mining (0.6%)
AK Steel Holding Corp.	3,100	48,856
Alcoa, Inc.	7,700	122,122
Allegheny Technologies, Inc.	600	38,082
Cliffs Natural Resources, Inc.	900	83,205
Freeport-McMoRan Copper & Gold, Inc.	22,900	1,211,410
Newmont Mining Corp.	3,600	194,292
Nucor Corp.	2,200	90,684
United States Steel Corp.§	1,200	55,248
		1,843,899
Multi-Utilities (1.0%)
Ameren Corp.	1,700	49,028
CenterPoint Energy, Inc.	3,000	58,050
CMS Energy Corp.	1,600	31,504
Consolidated Edison, Inc.	16,500	878,460
Dominion Resources, Inc.	4,400	212,388
DTE Energy Co.	1,300	65,026
Integrys Energy Group, Inc.	500	25,920
NiSource, Inc.	1,900	38,475
NSTAR	3,758	172,793
PG&E Corp.	20,500	861,615
Public Service Enterprise Group, Inc.	13,784	449,910
SCANA Corp.	700	27,559
Sempra Energy	1,821	96,294
TECO Energy, Inc.	6,000	113,340
Wisconsin Energy Corp.	1,800	56,430

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Multi-Utilities
Xcel Energy, Inc.	3,400	$82,620
		3,219,412
Multiline Retail (0.5%)
Big Lots, Inc.*	500	16,575
Dollar Tree, Inc.*	1,900	126,578
Family Dollar Stores, Inc.	1,100	57,816
J.C. Penney Co., Inc.	1,700	58,718
Kohl's Corp.	7,900	395,079
Macy's, Inc.	2,800	81,872
Nordstrom, Inc.	1,100	51,634
Sears Holdings Corp.*§	1,200	85,728
Target Corp.	12,944	607,203
		1,481,203
Office Electronics (0.0%)
Xerox Corp.	11,061	115,145
Oil, Gas & Consumable Fuels (10.7%)
Alpha Natural Resources, Inc.*	820	37,261
Anadarko Petroleum Corp.	13,400	1,028,584
Apache Corp.	2,700	333,153
Arch Coal, Inc.	20,300	541,198
Cabot Oil & Gas Corp.	700	46,417
Chesapeake Energy Corp.	12,000	356,280
Chevron Corp.	77,300	7,949,532
ConocoPhillips	52,400	3,939,956
Consol Energy, Inc.	1,300	63,024
Denbury Resources, Inc.*	3,147	62,940
Devon Energy Corp.	15,700	1,237,317
El Paso Corp.	4,800	96,960
EOG Resources, Inc.	1,700	177,735
EQT Corp.	1,100	57,772
Exxon Mobil Corp.	132,527	10,785,047
Hess Corp.	25,300	1,891,428
Marathon Oil Corp.	19,800	1,043,064
Murphy Oil Corp.	29,600	1,943,536
Newfield Exploration Co.*	900	61,218
Noble Energy, Inc.	1,200	107,556
Occidental Petroleum Corp.	12,400	1,290,096
Peabody Energy Corp.	2,100	123,711
Pioneer Natural Resources Co.	900	80,613
QEP Resources, Inc.	1,400	58,562
Range Resources Corp.	1,200	66,600
Southwestern Energy Co.*	2,600	111,488
Spectra Energy Corp.	4,700	128,827
Sunoco, Inc.	800	33,368
The Williams Cos., Inc.	3,800	114,950
Valero Energy Corp.	55,937	1,430,309
		35,198,502

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Paper & Forest Products (0.0%)
International Paper Co.	3,200	$95,424
MeadWestvaco Corp.	1,100	36,641
		132,065
Personal Products (0.5%)
Avon Products, Inc.	3,100	86,800
The Estee Lauder Cos., Inc. Class A	15,400	1,619,926
		1,706,726
Pharmaceuticals (5.4%)
Abbott Laboratories	35,700	1,878,534
Allergan, Inc.	8,400	699,300
Bristol-Myers Squibb Co.	41,436	1,199,987
Eli Lilly & Co.	17,000	638,010
Endo Pharmaceuticals Holdings, Inc.*	23,035	925,316
Forest Laboratories, Inc.*	23,100	908,754
Hospira, Inc.*	1,278	72,411
Johnson & Johnson	58,650	3,901,398
Merck & Co., Inc.	73,447	2,591,945
Mylan, Inc.*	3,100	76,477
Pfizer, Inc.	224,807	4,631,024
Teva Pharmaceutical Industries, Ltd. ADR	3,022	145,721
Watson Pharmaceuticals, Inc.*	1,000	68,730
		17,737,607
Professional Services (0.0%)
Dun & Bradstreet Corp.	300	22,662
Equifax, Inc.	800	27,776
Robert Half International, Inc.	1,000	27,030
		77,468
Real Estate Investment Trusts (1.4%)
Apartment Investment & Management Co. Class A	800	20,424
AvalonBay Communities, Inc.	531	68,180
Boston Properties, Inc.	1,100	116,776
Cousins Properties, Inc.	16	137
Equity Residential	2,100	126,000
HCP, Inc.	2,800	102,732
Health Care REIT, Inc.	1,300	68,159
Host Hotels & Resorts, Inc.	4,514	76,512
Kimco Realty Corp.	3,300	61,512
Plum Creek Timber Co., Inc.	1,000	40,540
ProLogis, Inc.	1,830	65,587
Public Storage	4,100	467,441
Simon Property Group, Inc.	24,257	2,819,391
Ventas, Inc.	1,200	63,252
Vornado Realty Trust	3,232	301,158
Weyerhaeuser Co.	3,943	86,194
		4,483,995

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc. Class A*	16,800	$421,848
Road & Rail (0.6%)
CSX Corp.	8,100	212,382
Norfolk Southern Corp.	4,000	299,720
Union Pacific Corp.	13,200	1,378,080
		1,890,182
Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc.*§	4,000	27,960
Altera Corp.	10,900	505,215
Analog Devices, Inc.	17,200	673,208
Applied Materials, Inc.	10,400	135,304
Broadcom Corp. Class A*	3,400	114,376
First Solar, Inc.*§	1,500	198,405
Intel Corp.	146,500	3,246,440
KLA-Tencor Corp.	1,100	44,528
Linear Technology Corp.	1,500	49,530
LSI Corp.*	4,300	30,616
MEMC Electronic Materials, Inc.*	1,600	13,648
Microchip Technology, Inc.	1,400	53,074
Micron Technology, Inc.*	6,700	50,116
National Semiconductor Corp.	1,700	41,837
Novellus Systems, Inc.*	600	21,684
NVIDIA Corp.*	4,700	74,894
Teradyne, Inc.*	1,200	17,760
Texas Instruments, Inc.	96,600	3,171,378
Xilinx, Inc.	1,800	65,646
		8,535,619
Software (2.9%)
Adobe Systems, Inc.*	10,100	317,645
Autodesk, Inc.*	1,500	57,900
BMC Software, Inc.*	1,300	71,110
CA, Inc.	2,600	59,384
Citrix Systems, Inc.*	1,400	112,000
Compuware Corp.*	1,500	14,640
Electronic Arts, Inc.*	2,300	54,280
Intuit, Inc.*	21,100	1,094,246
Microsoft Corp.	153,650	3,994,900
Oracle Corp.	108,020	3,554,938
Red Hat, Inc.*	1,900	87,210
Salesforce.com, Inc.*	800	119,184
Symantec Corp.*	5,800	114,376
		9,651,813
Specialty Retail (1.9%)
Abercrombie & Fitch Co. Class A	600	40,152
AutoNation, Inc.*§	1,700	62,237

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Specialty Retail
AutoZone, Inc.*	7,100	$2,093,435
Bed Bath & Beyond, Inc.*	2,000	116,740
Best Buy Co., Inc.§	9,600	301,536
CarMax, Inc.*§	1,500	49,605
GameStop Corp. Class A*	1,000	26,670
Home Depot, Inc.	25,900	938,098
Lowe's Cos., Inc.	9,500	221,445
Ltd Brands, Inc.	14,000	538,300
O'Reilly Automotive, Inc.*	900	58,959
PetSmart, Inc.	3,200	145,184
Ross Stores, Inc.	800	64,096
Staples, Inc.	20,600	325,480
The Gap, Inc.	3,700	66,970
Tiffany & Co.	800	62,816
TJX Cos., Inc.	2,800	147,084
Urban Outfitters, Inc.*	900	25,335
Williams-Sonoma, Inc.	22,200	810,078
		6,094,220
Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	2,200	140,646
NIKE, Inc. Class B	10,652	958,467
Polo Ralph Lauren Corp.§	500	66,305
VF Corp.	2,900	314,824
		1,480,242
Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	14,400	117,936
People's United Financial, Inc.	2,500	33,600
		151,536
Tobacco (2.3%)
Altria Group, Inc.	35,100	926,991
Lorillard, Inc.	26,600	2,895,942
Philip Morris International, Inc.	56,050	3,742,458
Reynolds American, Inc.	2,600	96,330
		7,661,721
Trading Companies & Distributors (0.0%)
Fastenal Co.	2,200	79,178
WW Grainger, Inc.	400	61,460
		140,638
Wireless Telecommunication Services (0.2%)
American Tower Corp. Class A*	2,700	141,291
MetroPCS Communications, Inc.*	1,800	30,978
Sprint Nextel Corp.*	90,600	488,334
		660,603
TOTAL COMMON STOCKS (Cost $301,390,229)		328,197,627

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
June 30, 2011 (unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS (1.3%)
State Street Navigator Prime Portfolio, 0.2299%§§	3,157,851	$3,157,851
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 07/01/11	$1,032	1,032,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,189,851)		4,189,851
TOTAL INVESTMENTS AT VALUE (100.8%) (Cost $305,580,080)		332,387,478
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.8%)		(2,593,221)
NET ASSETS (100.0%)		$329,794,257

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized seven-day yield at June 30, 2011.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Statement of Assets and Liabilities
June 30, 2011 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $3,157,851 (Cost $305,580,080) (Note 2)	$332,387,478[1]
Cash	134
Receivable for investments sold	6,842,077
Dividend and interest receivable	427,328
Receivable for fund shares sold	67,966
Prepaid expenses and other assets	74,615
Total Assets	339,799,598
Liabilities
Advisory fee payable (Note 3)	136,735
Administrative services fee payable (Note 3)	69,052
Shareholder servicing/Distribution fee payable (Note 3)	40,956
Payable for investments purchased	6,088,159
Payable upon return of securities loaned (Note 2)	3,157,851
Payable for fund shares redeemed	196,986
Directors' fee payable	2,981
Other accrued expenses payable	312,621
Total Liabilities	10,005,341
Net Assets
Capital stock, $.001 par value (Note 6)	28,910
Paid-in capital (Note 6)	346,604,780
Undistributed net investment income	1,556,696
Accumulated net realized loss on investments and foreign currency transactions	(45,203,527)
Net unrealized appreciation from investments	26,807,398
Net Assets	$329,794,257
Common Shares
Net assets	$135,332,506
Shares outstanding	11,887,731
Net asset value, offering price and redemption price per share	$11.38
A Shares
Net assets	$191,916,999
Shares outstanding	16,786,972
Net asset value and redemption price per share	$11.43
Maximum offering price per share (net asset value/(1-5.75%))	$12.13
B Shares
Net assets	$1,539,450
Shares outstanding	141,893
Net asset value and offering price per share	$10.85
C Shares
Net assets	$1,005,302
Shares outstanding	92,938
Net asset value and offering price per share	$10.82

1  Including $3,112,736 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Statement of Operations
For the Six Months Ended June 30, 2011 (unaudited)

Investment Income (Note 2)
Dividends	$3,314,710
Interest	47
Securities lending	17,374
Foreign taxes withheld	(151)
Total investment income	3,331,980
Expenses
Investment advisory fees (Note 3)	828,113
Administrative services fees (Note 3)	238,277
Shareholder servicing/Distribution fees (Note 3)
Class A	240,687
Class B	8,852
Class C	6,820
Transfer agent fees (Note 3)	284,376
Registration fees	68,614
Printing fees (Note 3)	55,668
Directors' fees	20,199
Legal fees	18,120
Audit and tax fees	17,725
Custodian fees	13,463
Insurance expense	1,198
Commitment fees (Note 4)	895
Miscellaneous expense	3,899
Total expenses	1,806,906
Less: fees waived (Note 3)	(3,472)
Net expenses	1,803,434
Net investment income	1,528,546
Net Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investments	25,471,869
Net change in unrealized appreciation (depreciation) from investments	(436,469)
Net realized and unrealized gain from investments	25,035,400
Net increase in net assets resulting from operations	$26,563,946

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
From Operations
Net investment income	$1,528,546	$871,932
Net realized gain from investments and foreign currency transactions	25,471,869	21,774,334
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(436,469)	(824,389)
Net increase in net assets resulting from operations	26,563,946	21,821,877
From Dividends and Distributions
Dividends from net investment income
Common Class shares	—	(397,074)
Class A shares	—	(461,909)
Class B shares	—	(34)
Class C shares	—	(27)
Dividends from net realized gains
Common Class shares	—	(1,407,901)
Class A shares	—	(1,939,811)
Class B shares	—	(23,425)
Class C shares	—	(15,339)
Net decrease in net assets resulting from dividends and distributions	—	(4,245,520)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	4,337,171	3,968,136
Exchange value of shares due to merger	—	294,879,973
Reinvestment of dividends and distributions	20	3,983,310
Net asset value of shares redeemed	(27,553,291)	(29,693,513)
Net increase (decrease) in net assets from capital share transactions	(23,216,100)	273,137,906
Net increase in net assets	3,347,846	290,714,263
Net Assets
Beginning of period	326,446,411	35,732,148
End of period	$329,794,257	$326,446,411
Undistributed net investment income	$1,556,696	$28,150

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2011	For the Year Ended December 31,
	(unaudited)	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of period	$10.50	$9.63	$7.71	$11.95	$12.71	$12.23
INVESTMENT OPERATIONS
Net investment income[1]	0.06	0.13	0.08	0.11	0.08	0.05
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.82	0.88	1.93	(4.23)	0.68	1.22
Total from investment operations	0.88	1.01	2.01	(4.12)	0.76	1.27
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.03)	(0.09)	(0.12)	(0.06)	(0.07)
Distributions from net realized gains	—	(0.11)	—	(0.00)[2]	(1.46)	(0.72)
Total dividends and distributions	—	(0.14)	(0.09)	(0.12)	(1.52)	(0.79)
Net asset value, end of period	$11.38	$10.50	$9.63	$7.71	$11.95	$12.71
Total return[3]	8.38%	10.50%	26.03%	(34.46)%	6.15%	10.44%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$135,333	$133,419	$1,293	$1,237	$1,883	$2,202
Ratio of expenses to average net assets	0.94%[4]	0.95%	1.30%	1.30%	1.28%	1.30%
Ratio of net investment income to average net assets	1.08%[4]	1.28%	0.99%	1.10%	0.58%	0.40%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%	—%	0.78%	0.41%	0.07%	0.26%
Portfolio turnover rate	86%	360%	362%	222%	114%	106%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2011	For the Year Ended December 31,
	(unaudited)	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of period	$10.56	$9.68	$7.75	$12.01	$12.78	$12.26
INVESTMENT OPERATIONS
Net investment income[1]	0.05	0.07	0.08	0.11	0.08	0.05
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.82	0.95	1.94	(4.25)	0.67	1.23
Total from investment operations	0.87	1.02	2.02	(4.14)	0.75	1.28
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.03)	(0.09)	(0.12)	(0.06)	(0.04)
Distributions from net realized gains	—	(0.11)	—	(0.00)[2]	(1.46)	(0.72)
Total dividends and distributions	—	(0.14)	(0.09)	(0.12)	(1.52)	(0.76)
Net asset value, end of period	$11.43	$10.56	$9.68	$7.75	$12.01	$12.78
Total return[3]	8.24%	10.50%	26.02%	(34.45)%	6.03%	10.48%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$191,917	$189,455	$33,671	$28,642	$47,691	$51,493
Ratio of expenses to average net assets	1.18%[4]	1.30%	1.30%	1.30%	1.28%	1.30%
Ratio of net investment income to average net assets	0.83%[4]	0.70%	0.99%	1.09%	0.58%	0.40%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.01%[4]	0.10%	0.77%	0.40%	0.07%	0.26%
Portfolio turnover rate	86%	360%	362%	222%	114%	106%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2011	For the Year Ended December 31,
	(unaudited)	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of period	$10.06	$9.27	$7.43	$11.49	$12.35	$11.92
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.00[2]	(0.00)[3]	0.02	0.03	(0.02)	(0.04)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.79	0.90	1.85	(4.05)	0.65	1.19
Total from investment operations	0.79	0.90	1.87	(4.02)	0.63	1.15
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.00)[3]	(0.03)	(0.04)	(0.03)	—
Distributions from net realized gains	—	(0.11)	—	(0.00)[3]	(1.46)	(0.72)
Total dividends and distributions	—	(0.11)	(0.03)	(0.04)	(1.49)	(0.72)
Net asset value, end of period	$10.85	$10.06	$9.27	$7.43	$11.49	$12.35
Total return[4]	7.85%	9.71%	25.11%	(34.97)%	5.24%	9.67%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,539	$2,188	$500	$1,201	$3,087	$5,010
Ratio of expenses to average net assets	1.93%[5]	2.04%	2.05%	2.05%	2.03%	2.05%
Ratio of net investment income (loss) to average net assets	0.04%[5]	(0.03)%	0.28%	0.25%	(0.19)%	(0.35)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%	0.10%	0.85%	0.35%	0.06%	0.26%
Portfolio turnover rate	86%	360%	362%	222%	114%	106%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2011	For the Year Ended December 31,
	(unaudited)	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of period	$10.03	$9.24	$7.41	$11.45	$12.31	$11.89
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.00[2]	(0.00)[3]	0.02	0.03	(0.02)	(0.04)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.79	0.90	1.84	(4.03)	0.65	1.18
Total from investment operations	0.79	0.90	1.86	(4.00)	0.63	1.14
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.00)[3]	(0.03)	(0.04)	(0.03)	—
Distributions from net realized gains	—	(0.11)	—	(0.00)[3]	(1.46)	(0.72)
Total dividends and distributions	—	(0.11)	(0.03)	(0.04)	(1.49)	(0.72)
Net asset value, end of period	$10.82	$10.03	$9.24	$7.41	$11.45	$12.31
Total return[4]	7.88%	9.75%	25.04%	(34.91)%	5.26%	9.61%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,005	$1,384	$268	$281	$616	$851
Ratio of expenses to average net assets	1.94%[5]	2.03%	2.05%	2.05%	2.03%	2.05%
Ratio of net investment income (loss) to average net assets	0.09%[5]	(0.04)%	0.25%	0.31%	(0.18)%	(0.35)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%	0.15%	0.79%	0.38%	0.06%	0.26%
Portfolio turnover rate	86%	360%	362%	222%	114%	106%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Notes to Financial Statements
June 30, 2011 (unaudited)

Note 1. Organization

Credit Suisse Large Cap Blend Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term appreciation of capital. The Fund was incorporated under the laws of the State of Maryland on July 31, 1998.

The Fund offers four classes of shares: Common Class shares, Class A shares, Class B shares and Class C shares. The Fund's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares after 8 years. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring

Credit Suisse Large Cap Blend Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect

Credit Suisse Large Cap Blend Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$328,197,627	$—	$—	$328,197,627
Short-Term Investments	3,157,851	1,032,000	—	4,189,851
Other Financial Instruments*	—	—	—	—
	$331,355,478	$1,032,000	$—	$332,387,478

*Other financial instruments include futures, forwards and swap contracts.

The Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the six months ended June 30, 2011, there were no significant transfers in and out of Level 1 and Level 2.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded

Credit Suisse Large Cap Blend Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit

Credit Suisse Large Cap Blend Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2011, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $21,585, of which $585 was rebated to borrowers (brokers). The Fund retained $17,374 in income from the cash collateral investment, and SSB, as lending agent, was paid $3,626. Securities lending income is accrued as earned.

I) SUBSEQUENT EVENTS — In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the six months ended June 30, 2011, investment advisory fees earned and voluntarily waived were $828,113 and $3,472, respectively. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Large Cap Blend Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended June 30, 2011, co-administrative services fees earned by CSAMSI were $149,060.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2011, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $89,217.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Common Class shares of the Fund, the fee was calculated at an annual rate of 0.25% of the average daily net assets through October 10, 2010. Effective October 11, 2010, Common Class shares no longer charge this fee. For the Class A shares of the Fund, the fee is calculated at an annual rate of 0.25% of the average daily net assets. For the Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the six months ended June 30, 2011, the Fund reimbursed Credit Suisse $44,851, which is included in the Fund's transfer agent expense.

For the six months ended June 30, 2011, CSAMSI and its affiliates advised the Fund that it retained $831 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended June 30, 2011, Merrill was paid $38,399 for its services by the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured

Credit Suisse Large Cap Blend Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 4. Line of Credit

line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2011, and during the six months ended June 30, 2011, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2011, purchases and sales of investment securities (excluding short-term investments) were $286,290,121 and $307,951,529, respectively.

At June 30, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $305,580,080, $37,031,057, $(10,223,659) and $26,807,398, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each class were as follows:

	Common Class
	For the Six Months Ended June 30, 2011 (unaudited)		For the Year Ended December 31, 2010
	Shares	Value	Shares	Value
Shares sold	187,353	$2,104,584	194,337	$1,994,500
Shares exchanged due to merger	—	—	13,769,297	137,553,921
Shares issued in reinvestment of dividends and distributions	—	—	167,188	1,748,715
Shares redeemed	(1,002,790)	(11,144,894)	(1,561,979)	(16,043,543)
Net increase (decrease)	(815,437)	$(9,040,310)	12,568,843	$125,253,593

Credit Suisse Large Cap Blend Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 6. Capital Share Transactions

	Class A
	For the Six Months Ended June 30, 2011 (unaudited)		For the Year Ended December 31, 2010
	Shares	Value	Shares	Value
Shares sold	190,866	$2,125,993	194,546	$1,924,364
Shares exchanged due to merger	—	—	15,347,297	154,195,398
Shares issued in reinvestment of dividends and distributions	2	20	209,662	2,203,054
Shares redeemed	(1,344,234)	(15,026,892)	(1,287,990)	(13,040,006)
Net increase (decrease)	(1,153,366)	$(12,900,879)	14,463,515	$145,282,810
	Class B
	For the Six Months Ended June 30, 2011 (unaudited)		For the Year Ended December 31, 2010
	Shares	Value	Shares	Value
Shares sold	2,856	$30,378	2,681	$25,793
Shares exchanged due to merger	—	—	211,845	2,027,396
Shares issued in reinvestment of dividends and distributions	—	—	1,979	19,728
Shares redeemed	(78,463)	(828,397)	(52,885)	(509,990)
Net increase (decrease)	(75,607)	$(798,019)	163,620	$1,562,927
	Class C
	For the Six Months Ended June 30, 2011 (unaudited)		For the Year Ended December 31, 2010
	Shares	Value	Shares	Value
Shares sold	7,002	$76,216	2,534	$23,479
Shares exchanged due to merger	—	—	115,616	1,103,258
Shares issued in reinvestment of dividends and distributions	—	—	1,189	11,813
Shares redeemed	(52,024)	(553,108)	(10,417)	(99,974)
Net increase (decrease)	(45,022)	$(476,892)	108,922	$1,038,576

On June 30, 2011, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	3	47%
Class A	1	11%
Class B	2	26%
Class C	3	63%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Credit Suisse Large Cap Blend Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 7. Acquisition of Credit Suisse Large Cap Growth Fund, Credit Suisse Large Cap Value Fund and Credit Suisse Mid-Cap Core Fund, Inc.

On October 8, 2010, Credit Suisse Large Cap Blend Fund, Inc. acquired all of the net assets of Credit Suisse Large Cap Growth Fund, Credit Suisse Large Cap Value Fund and Credit Suisse Mid-Cap Core Fund, Inc., each open-end investment companies, pursuant to a plan of reorganization approved by the Board of Trustees/Directors on May 3, 2010. The purpose of the transaction was to combine four funds managed by Credit Suisse with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 2,965,536 shares of Credit Suisse Large Cap Growth Fund valued at $51,257,052, 12,370,780 shares of Credit Suisse Large Cap Value Fund valued at $151,560,546 and 2,623,421 shares of Credit Suisse Mid-Cap Core Fund, Inc. valued at $92,062,375 for 29,444,055 shares of Credit Suisse Large Cap Blend Fund, Inc. The investment portfolios of Credit Suisse Large Cap Growth Fund, Credit Suisse Large Cap Value Fund and Credit Suisse Mid-Cap Core Fund, Inc. had a fair value at October 8, 2010 of $51,973,119, $151,648,970 and $92,200,589 and identified costs of $46,562,613, $138,709,260 and $85,462,208, respectively, which were the principal assets acquired by Credit Suisse Large Cap Blend Fund, Inc. For financial reporting purposes, assets received and shares issued by Credit Suisse Large Cap Blend Fund, Inc. were recorded at fair value; however the cost basis of the investments received from Credit Suisse Large Cap Growth Fund, Credit Suisse Large Cap Value Fund and Credit Suisse Mid-Cap Core Fund, Inc. were carried forward to align ongoing reporting of Credit Suisse Large Cap Blend Fund, Inc. realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of Credit Suisse Large Cap Blend Fund, Inc. were $34,788,604.

Credit Suisse Large Cap Blend Fund, Inc. pro forma results of operations for the year ended December 31, 2010 are as follows:

Net investment income	$2,399,979[1]
Net gain from investments	65,946,866[2]
Net increase in net assets resulting from operations	$68,346,845

1 $871,932 as reported, plus $68,964, $995,494 and $175,208 for Credit Suisse Large Cap Growth Fund, Credit Suisse Large Cap Value Fund and Credit Suisse Mid-Cap Core Fund, Inc. respectively, premerger, plus $288,381 of pro-forma gross expenses eliminated.

2 $20,949,945 as reported, plus $9,268,309, $15,488,326 and $20,240,286 for Credit Suisse Large Cap Growth Fund, Credit Suisse Large Cap Value Fund and Credit Suisse Mid-Cap Core Fund, Inc. respectively, premerger.

Credit Suisse Large Cap Blend Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Note 7. Acquisition of Credit Suisse Large Cap Growth Fund, Credit Suisse Large Cap Value Fund and Credit Suisse Mid-Cap Core Fund, Inc.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of net investment income and net gain on investments of Credit Suisse Large Cap Growth Fund, Credit Suisse Large Cap Value Fund and Credit Suisse Mid-Cap Core Fund, Inc. that have been included in Credit Suisse Large Cap Blend Fund, Inc.'s statement of operations since October 8, 2010.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Proposed Reorganization

On June 30, 2011, the Board of Directors of the Credit Suisse Large Cap Blend Fund, Inc. (the "Acquired Fund"), approved the reorganization of the Acquired Fund into a fund advised by Aberdeen Asset Management Inc. (a "Reorganization"). Pursuant to the proposed Reorganization, all of the assets and liabilities of the Acquired Fund would be transferred to Aberdeen U.S. Equity I Fund, a series of Aberdeen Funds (the "Acquiring Fund"), in exchange for shares of the Acquiring Fund.

The Reorganization is subject to the completion of certain conditions, including the approval of the Acquired Fund's shareholders. Proxy materials describing the Reorganization will be mailed to shareholders of the Acquired Fund in anticipation of a special meeting of shareholders to be held at a later date. If the Reorganization is completed, each shareholder of the Acquired Fund would become a shareholder of the Acquiring Fund and would receive on a tax-free basis shares of the Acquiring Fund with the same aggregate net asset value as their shares of the Acquired Fund.

Credit Suisse Large Cap Blend Fund, Inc.
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Large Cap Blend Fund, Inc.
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 2, 2011.

Credit Suisse Large Cap Blend Fund, Inc.
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ WWW.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  LCB-SAR-0611

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP BLEND FUND, INC.

/s/John G. Popp
Name: John G. Popp
Title: Chief Executive Officer
Date: September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name: John G. Popp
Title: Chief Executive Officer
Date: September 2, 2011

/s/Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: September 2, 2011